Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between compensation actually paid to our Principal Executive Officer (the “PEO”) and the other named executive officers (the “Non-PEO named executive officers”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the Securities and Exchange Commission (“SEC”).

PAY VERSUS PERFORMANCE
Year (a)	Summary Compensation Table Total for PEO (b)(1)(3)	Compensation Actually Paid to PEO (c)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1)(4)	Average Compensation Actually Paid to Non-PEO NEOs (e)(2)(4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (f)	Net Income (g)
2025	$284,679	$254,500	$219,027	$216,169	$89	$1,017,931
2024	$273,713	$251,200	$192,881	$192,258	$130	$1,674,902
2023	$252,129	$239,000	$193,340	$192,250	$97	$1,695,053

(1)	Amounts shown are the amounts reported in the “Total” column of the Summary Compensation Table (“SCT”).
(2)	Average compensation actually paid to reflects the amounts reported in the “Salary” and “Bonus” columns of the Summary Compensation Table (“SCT”).
(3)	Michael I. Flum was the PEO for each of the fiscal years presented.
(4)
For fiscal year 2025, the non-PEO named executive officers consisted of Jerome S. Flum, Jennifer Gerold, Shyarsh Desai, and David Reiner. For fiscal year 2024, the non-PEO named executive officers consisted of Jerome S. Flum, Jennifer Gerold, and David Reiner. For fiscal year 2023, the non-PEO named executive officers consisted of Jerome S. Flum and Steven Gargano.

The following table shows the fiscal 2025 amounts deducted from the Summary Compensation Table total compensation to calculate the “Compensation Actually Paid” to our PEO and Non-PEO named executive officers in accordance with the Pay Versus Performance Rules.

	PEO ($)	Average for Non-PEO NEOs ($)
Summary Compensation Table (“SCT”) Total	$284,679	$219,027
Less: Amounts Reported as Option Awards in SCT	30,179	2,858
Compensation Actually Paid	$254,500	$216,169

Named Executive Officers, Footnote
(3)	Michael I. Flum was the PEO for each of the fiscal years presented.
(4)
For fiscal year 2025, the non-PEO named executive officers consisted of Jerome S. Flum, Jennifer Gerold, Shyarsh Desai, and David Reiner. For fiscal year 2024, the non-PEO named executive officers consisted of Jerome S. Flum, Jennifer Gerold, and David Reiner. For fiscal year 2023, the non-PEO named executive officers consisted of Jerome S. Flum and Steven Gargano.

PEO Total Compensation Amount	$ 284,679	$ 273,713	$ 252,129
PEO Actually Paid Compensation Amount	$ 254,500	251,200	239,000
Adjustment To PEO Compensation, Footnote
The following table shows the fiscal 2025 amounts deducted from the Summary Compensation Table total compensation to calculate the “Compensation Actually Paid” to our PEO and Non-PEO named executive officers in accordance with the Pay Versus Performance Rules.

	PEO ($)	Average for Non-PEO NEOs ($)
Summary Compensation Table (“SCT”) Total	$284,679	$219,027
Less: Amounts Reported as Option Awards in SCT	30,179	2,858
Compensation Actually Paid	$254,500	$216,169

Non-PEO NEO Average Total Compensation Amount	$ 219,027	192,881	193,340
Non-PEO NEO Average Compensation Actually Paid Amount	$ 216,169	192,258	192,250
Adjustment to Non-PEO NEO Compensation Footnote
The following table shows the fiscal 2025 amounts deducted from the Summary Compensation Table total compensation to calculate the “Compensation Actually Paid” to our PEO and Non-PEO named executive officers in accordance with the Pay Versus Performance Rules.

	PEO ($)	Average for Non-PEO NEOs ($)
Summary Compensation Table (“SCT”) Total	$284,679	$219,027
Less: Amounts Reported as Option Awards in SCT	30,179	2,858
Compensation Actually Paid	$254,500	$216,169

Total Shareholder Return Amount	$ 89	130	97
Net Income (Loss)	$ 1,017,931	$ 1,674,902	$ 1,695,053
PEO Name	Michael I. Flum	Michael I. Flum	Michael I. Flum
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (30,179)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,858)